FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Book value of financial assets representing exposure to credit risk (Details) - Credit risk - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	R$ 22,305,023	R$ 22,763,080
Cash and cash equivalents
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	9,505,951	13,590,776
Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	7,965,742	7,758,329
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	R$ 4,833,330	R$ 1,413,975